SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

American Funds® Growth Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth Fund.

American Funds® Growth-Income Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth-Income Fund.

American Funds® Asset Allocation Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Asset Allocation Fund.

Small-Cap Growth Portfolio – Effective May 1, 2014, pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in November 2013, Lord, Abbett & Co. LLC will become the sub-adviser of the Fund. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Effective May 1, 2014, the first two paragraphs in the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of the market capitalizations in the Russell 2000 Growth Index. As of December 31, 2013, the market capitalization range for this index was approximately $36 million to $5.27 billion.

The Fund may invest in securities of foreign companies, including emerging market companies, provided they are traded on U.S. exchanges or are denominated in U.S. dollars. The Fund may also invest in American Depositary Receipts (“ADRs”).

The Fund invests primarily in the common stocks of companies demonstrating above-average, long-term growth potential. The sub-adviser seeks to identify companies that it believes are strongly positioned in the developing growth phase, which it defines as the period of swift development after a company’s startup phase when growth occurs at a typically much more rapid rate than that of established companies in their mature years.

Effective May 1, 2014, the following risks should be added to the Principal Risks subsection:

•	Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•	Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Also effective May 1, 2014, the following individuals will be the portfolio managers for the Fund:

F. Thomas O’Halloran, J.D., CFA, Partner and Director

Arthur K. Weise, CFA, Partner and Portfolio Manager

Small-Cap Equity Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection are replaced with the following:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	0.00%
Other Expenses	0.04%	0.05%
Acquired Fund Fees and Expenses[2]	0.06%	0.06%
Total Annual Fund Operating Expenses	1.05%	0.86%
Less Fee Waiver[3]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	0.76%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.10%.
[3]	PLFA has contractually agreed to waive 0.10% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Franklin Advisory Services, LLC or BlackRock Investment Management, LLC is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$97	$78
3 years	$324	$264
5 years	$570	$467
10 years	$1,274	$1,052

Small-Cap Index Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.30%	0.30%
Service Fee	0.20%	0.00%
Other Expenses	0.07%	0.08%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%
Total Annual Fund Operating Expenses	0.66%	0.47%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.10%.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$67	$48
3 years	$211	$151
5 years	$368	$263
10 years	$822	$591

International Small-Cap Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.84%	0.84%
Service Fee	0.20%	0.00%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%
Total Annual Fund Operating Expenses	1.13%	0.93%
Less Fee Waiver[3]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	0.91%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.05%.
[3]	PLFA has contractually agreed to waive 0.02% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch Financial Management, Inc. is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$113	$93
3 years	$357	$294
5 years	$620	$513
10 years	$1,373	$1,141

PD Small-Cap Value Index Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Class P
Management Fee	0.14%
Other Expenses	0.12%
Acquired Fund Fees and Expenses[2]	0.17%
Total Annual Fund Operating Expenses	0.43%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.19%.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class P
1 year	$44
3 years	$138
5 years	$241
10 years	$542

Health Sciences Portfolio – Effective May 1, 2014, Jennison Associates LLC (“Jennison”), the current sub-adviser of the Health Sciences Portfolio, will be replaced with BlackRock Investment Management (“BlackRock”). Jennison has informed Pacific Life Fund Advisors LLC, the investment adviser to the Health Sciences Portfolio, that it will be resigning as sub-adviser of the Fund for its own business reasons. Jennison is not being replaced due to performance or any other investment concerns. Accordingly, at its meeting in December 2013, the Trust’s board of trustees, including a majority of the independent trustees, approved BlackRock to become the sub-adviser effective May 1, 2014. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Effective May 1, 2014, the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The health sciences sector includes the health sciences industry and groups of health sciences-related industries, which may include, but are not limited to, health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support.

The Fund may invest in small-, mid- and large capitalization companies. This Fund may invest without limit in companies located in non-U.S. countries in foreign denominated securities, including emerging market countries. The Fund may also invest in foreign currency forwards, which are purchased or sold to hedge against currency fluctuations.

The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns, and identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.

Effective May 1, 2014, the following risks should be added to the Principal Risks subsection:

•	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default by, or bankruptcy of, the counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities and default of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.

•	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.

•	Value Companies Risk: Value companies are those that are thought to be undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Also effective May 1, 2014, the following individuals will be the portfolio managers of the Fund:

Thomas Callan, CFA and Managing Director

Erin Xie, PhD and Managing Director

Technology Portfolio – Effective May 1, 2014, pursuant to approval by the Trust’s board of trustees, including a majority of the independent trustees, at its meeting held in December 2013, Ivy Investment Management Company will become the sub-adviser of the Fund. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Effective May 1, 2014, the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies. Such companies are those that the sub-adviser expects will generate a majority of their revenues from the development, advancement, use or sale of technology-related products or service, or companies whose products, processes or services, in the sub-adviser’s opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize technology as an agent of change to significantly enhance their business opportunities. Technology and technology-related companies include companies focusing on software, hardware, communications, information, health care medical technology and technology services, including the internet. The Fund may invest up to 25% of its assets in technology-related companies, including companies focused on pharmaceuticals, medical technology equipment, biotechnology, genomics, proteomics, and healthcare services. The Fund may invest in companies of all sizes and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund may also focus its investments in a smaller number of holdings (generally 45 to 65).

The sub-adviser typically emphasizes growth potential (where earnings are likely to grow faster than the economy) in its largely bottom-up approach to selecting securities for the Fund and aims to identify strong secular trends within industries. Other factors the sub-adviser may consider in deciding on an investment for the Fund include earnings potential, quality of management, valuation, financial statements, industry position/market size potential, applicable economic and market conditions and whether a company’s products and services have high barriers to entry.

The sub-adviser may sell a holding if it believes the security has ceased to offer significant growth potential, has become overvalued or that the prospects of the company have deteriorated due to a change in management, strategy or financial characteristics. The sub-adviser may also sell a security to reduce the Fund’s holding in that security, take advantage of what it believes are more attractive investment opportunities or to raise cash.

Effective May 1, 2014, the following risk should be added to the Principal Risks subsection:

•	Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

Also effective May 1, 2014, the following individual will be the portfolio manager of the Fund:

Zachary H. Shafran, Senior Vice President

Mid-Cap Equity Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is updated to add the following:

Jason J. Votruba, CFA, Co-Portfolio Manager	Since 2013

Diversified Bond Portfolio and Inflation Protected Portfolio – In the Management subsection, the references to Stephen A. Walsh in the “Portfolio Manager and Primary Title with Sub-Adviser” table are replaced with the following:

S. Kenneth Leech, Co-Chief Investment Officer	Since 2014

Inflation Protected Portfolio – In the Management subsection, the references to Peter H. Stutz in the “Portfolio Manager and Primary Title with Sub-Adviser” table are deleted.

Disclosure Changes to the Additional Information About Fees and Expenses section

All Funds – the following is added after the last sentence:

Acquired Fund Fees and Expenses in a Fund’s Annual Fund Operating Expenses table reflect a Fund’s pro rata share of fees and expenses incurred indirectly as a result of its ownership in other investment companies (registered and unregistered) for the relevant fiscal period shown in the table. These investment companies may include other mutual funds, exchange-traded funds and closed-end funds, including business development companies (“BDCs”).

Certain Funds own shares in BDCs, a special type of closed-end investment company that typically invest in small, developing and often private companies. Like a technology company or any other operating company held by a Fund, a BDC incurs operating expenses such as payroll. These expenses are not paid directly by a Fund that owns shares in a BDC, just as labor costs are not paid directly by a Fund that owns shares in a technology company.

Despite this, applicable regulations require that a Fund’s pro rata share of any expenses incurred by a BDC be included in a Fund’s expense ratio as Acquired Fund Fees and Expenses. As a result, the expense ratio of a Fund that holds a BDC will overstate what the Fund actually spends on portfolio management, administrative services and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses associated with BDCs. Acquired Fund Fees and Expenses are not included in a Fund’s financial statements, which more accurately reflect a Fund’s direct operating expenses.

American Funds Growth Portfolio, American Funds Growth-Income Portfolio and American Funds Asset Allocation Portfolio – In the first paragraph, the term “voluntarily” is deleted, “0.41%” is replaced with “0.30%” and “April 30, 2014” is replaced with April 30, 2015.

Disclosure Changes to the About Management section

Diversified Bond Portfolio and Inflation Protected Portfolio – References to Stephen A. Walsh in the Western Asset Management Company table are replaced with the following:

S. Kenneth Leech	Co-chief investment officer of Western Asset since 1990. Mr. Leech has over 36 years of investment experience. He has a BA, a BS, and an MBA from The Wharton School at the University of Pennsylvania.

Inflation Protected Portfolio – References to Peter H. Stutz in the Western Asset Management Company table are deleted.

Mid-Cap Equity Portfolio – The Mid-Cap Equity Portfolio section of the Scout Investments, Inc. table is updated to add the following:

Jason J. Votruba, CFA	Portfolio manager of Scout since joining in 2002. Mr. Votruba has over 15 years of investment management experience. He has a BS from Kansas State University.

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

Dated October 16, 2013 for the Tactical Strategy Portfolio and the Tactical International Portfolio and

Dated May 1, 2013 for all other Funds

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 16, 2013 for the Tactical Strategy Portfolio and the Tactical International Portfolio and dated May 1, 2013 for all other Funds, as supplemented (together, the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INVESTMENT POLICIES OF THE FUNDS

In the International Small-Cap Portfolio section, the following is added to the end of the second paragraph:

The Fund may also invest in securities issued by other investment companies to the extent permitted by the 1940 Act and regulatory guidance.

In the PD Small-Cap Value Index Portfolio section, the following is added to the end of the first paragraph:

The Fund may also invest in securities issued by other investment companies to the extent permitted by the 1940 Act and regulatory guidance.

SECURITIES AND INVESTMENT TECHNIQUES

In the Investments in Other Investment Company Securities section, the following is added after the last paragraph:

Business Development Company (“BDC”). One type of closed-end investment company available for Fund investment is a BDC. BDCs are registered investment vehicles regulated by the 1940 Act. BDCs typically invest in small and medium sized companies which may be privately owned and not have access to public equity markets for capital raising purposes. BDCs make available significant managerial assistance to the issuers of such securities.

Investments in BDCs include risks associated with their holdings of smaller issuers and private companies. Generally, public information for BDC holdings is limited and there is a risk that investors may not be able to make fully informed investment decisions. BDC holdings of small and mid-sized companies are speculative, and generally involve a greater risk than established publicly-traded companies with larger market capitalization. Companies in their developmental stages may have a shorter history of operations, a more limited ability to raise capital, inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies. Holdings of a BDC may be more adversely affected by economic or market conditions, with greater market volatility risk.

BDCs may also invest in the debt of a company, which involves risk that the company may default on its payments or declare bankruptcy. Many of the debt investments in which a BDC may invest will not be rated by a credit rating agency and may be below investment grade quality. Some BDCs invest substantially, or even exclusively, in one sector or industry group. As a result of this concentration, a BDC will be more susceptible to adverse economic, business, regulatory or other developments affecting an industry or group of related industries, which in turn will increase the risk and volatility of a BDC. A BDC with a smaller number of holdings will have greater exposure to those holdings which could increase potential price volatility as compared to other investment companies with a greater number of holdings. A BDC may utilize leverage to gain additional investment exposure. The loss on a leveraged investment may far exceed the principal amount invested, magnifying gains and losses and therefore increase price volatility. The use of leverage may result in a BDC having to liquidate holdings when it may not be advantageous to do so.

Investments in BDCs are also subject to management risk, as managers of BDCs may be entitled to compensation based on the BDC’s performance, which could result in the manager making riskier or more speculative investments in an effort to maximize incentive compensation and receive higher fees. BDC investments are generally less liquid than publicly traded securities and are subject to restrictions on their resale. The illiquidity of a BDC’s holdings may make it difficult to sell such investments if the need arises, and thus the BDC may be unable to take advantage of market opportunities or it may be forced to sell illiquid securities at a loss if it is required to raise cash for operations. If a BDC is listed on an exchange, its shares may trade in the secondary market at a discount to the BDC’s NAV.

1

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, the following is added at the end of the I. Interested Persons table:

Audrey L. Cheng Year of birth 1975	Assistant Vice President since 12/11/13	Assistant Vice President (9/11 to present) of Pacific Life; Vice President and Attorney (6/08 to 8/11) of Pacific Investment Management Company LLC (“PIMCO”); and Vice President (12/13 to present) of Pacific Life Funds.	92

In the Investment Advisory Fee Schedules table, footnote number two is replaced with the following:

[2]	PLFA has agreed to waive a portion of its investment advisory fees for each Feeder Fund so that its total annual investment advisory fee does not exceed 0.30% until the earlier of April 30, 2015 or such time as the Feeder Funds no longer invest substantially all of their assets in the Master Funds. There is no guarantee that PLFA will continue to waive its investment advisory fees after that date. As a shareholder of the Master Funds, each Feeder Fund also pays an investment advisory fee, and other expenses of the Master Fund.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under the Asset Based Fees table, information regarding Peter H. Stutz with respect to the Inflation Protected Portfolio is deleted. Information regarding Stephen A. Walsh with respect to the Diversified Bond Portfolio and Inflation Protected Portfolio is deleted. The following is added:

	ASSET BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Mid-Cap Equity Portfolio
Jason J. Votruba[8]	2	$2,332,372,130	1	$129,868,998	7	$258,400,575
Diversified Bond Portfolio
S. Kenneth Leech[8]	25	$15,087,381,768	56	$32,677,219,171	110	$31,338,970,215
Inflation Protected Portfolio
S. Kenneth Leech[8]	25	$17,049,037,232	56	$32,677,219,171	110	$31,338,970,215

[8]	Other Accounts Managed information as of December 31, 2013.

In the Performance Based Fees table, information regarding Peter H. Stutz with respect to the Inflation Protected Portfolio is deleted. Information regarding Stephen A. Walsh with respect to the Diversified Bond Portfolio and Inflation Protected Portfolio is deleted. The following is added:

	PERFORMANCE BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Mid-Cap Equity Portfolio
Jason J. Votruba[3]	None	N/A	1	$287,095,757	None	N/A
Diversified Bond Portfolio
S. Kenneth Leech[3]	None	N/A	2	$272,135,733	9	$3,318,544,251
Inflation Protected Portfolio
S. Kenneth Leech[3]	None	N/A	2	$272,135,733	9	$3,318,544,251

[3]	Other Accounts Managed information as of December 31, 2013.

Form No. 15-42535-00

                 PSFSAI0214

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